Commitments, Contingencies and Other Comments (Tables)	12 Months Ended
Dec. 31, 2013
Commitments, Contingencies and Other Comments [Abstract]
Summary of Future minimum lease payments under the non-cancelable operating lease
Years Ended December 31,	Amount
2014	$59,434
2015	65,095
2016	67,163
2017	39,623
Total	$231,315